Description of the Plan (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	31 days
EBP, Requisite Service Period, Automatic Enrollment	30 days
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	99.98%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Participant Contribution, Maximum Annual Contribution To Employee Stock Plan	10.00%
EBP, Employer Contribution Vesting Service Period	2 years
EBP, Forfeited Nonvested Account	$ 142,552,000	$ 316,842,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50,000
EBP, Note Receivable from Participant, Account, Maximum Aggregate Borrowing, Amount	$ 50,000
EBP, Participant Loan, Basis Spread On Variable Rate	1.00%
EBP, Participant Loan, Loan Initiation Fee	$ 35
EBP, Participant Loan, Quarterly Maintenance Fee	$ 3.75
Minimum
EBP, Description of Plan [Line Items]
EBP, Note Receivable From Participant, General Loan, Term	1 year
Maximum
EBP, Description of Plan [Line Items]
EBP, Note Receivable From Participant, General Loan, Term	4 years